UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SMALL CAP STOCK FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48456-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2011 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            COMMON STOCKS (97.6%)

            CONSUMER DISCRETIONARY (14.8%)
            ------------------------------
            ADVERTISING (1.2%)
   239,800  Arbitron, Inc.                                                $  9,527
                                                                          --------
            APPAREL RETAIL (4.2%)
   127,100  Ann, Inc.*                                                       3,386
   236,600  Ascena Retail Group, Inc.*                                       6,838
   409,564  Cato Corp. "A"                                                  10,497
   110,155  Express, Inc.                                                    2,489
    70,200  Finish Line, Inc. "A"                                            1,411
   552,350  Stage Stores, Inc.                                               8,633
                                                                          --------
                                                                            33,254
                                                                          --------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
    21,120  Carter's, Inc.*                                                    804
    64,100  True Religion Apparel, Inc.*                                     2,174
    74,800  Warnaco Group, Inc.*                                             3,673
                                                                          --------
                                                                             6,651
                                                                          --------
            AUTO PARTS & EQUIPMENT (0.7%)
   149,600  Dana Holding Corp.*                                              2,115
    12,413  Dorman Products, Inc.*                                             473
    74,000  Standard Motor Products, Inc.                                    1,151
    50,000  Tenneco, Inc.*                                                   1,636
                                                                          --------
                                                                             5,375
                                                                          --------
            CABLE & SATELLITE (0.1%)
    33,400  Knology, Inc.*                                                     479
                                                                          --------
            CASINOS & GAMING (0.5%)
    97,000  Ameristar Casinos, Inc.                                          1,795
    27,000  Churchill Downs, Inc.                                            1,298
    95,700  Pinnacle Entertainment, Inc.*                                    1,083
                                                                          --------
                                                                             4,176
                                                                          --------
            DEPARTMENT STORES (0.0%)
    61,000  Bon-Ton Stores, Inc.(a)                                            322
                                                                          --------
            EDUCATION SERVICES (0.1%)
    18,100  Capella Education Co.*                                             630
                                                                          --------
            FOOTWEAR (0.5%)
    81,700  Crocs, Inc.*                                                     1,444
   193,000  Skechers U.S.A., Inc. "A"*                                       2,752
                                                                          --------
                                                                             4,196
                                                                          --------
            GENERAL MERCHANDISE STORES (0.6%)
   394,700  Fred's, Inc. "A"                                                 4,811
                                                                          --------
            HOME FURNISHINGS (0.0%)
    67,030  Kid Brands, Inc.*                                                  196
                                                                          --------

================================================================================

1  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            HOMEFURNISHING RETAIL (0.2%)
    67,100  Cost Plus, Inc.*                                              $    529
    57,100  Select Comfort Corp.*                                            1,186
                                                                          --------
                                                                             1,715
                                                                          --------
            HOTELS, RESORTS & CRUISE LINES (0.6%)
   124,500  Choice Hotels International, Inc.                                4,456
                                                                          --------
            HOUSEHOLD APPLIANCES (0.9%)
   243,800  Helen of Troy Ltd.*                                              7,053
                                                                          --------
            INTERNET RETAIL (0.1%)
    41,700  NutriSystem, Inc.(a)                                               515
                                                                          --------
            LEISURE FACILITIES (0.1%)
    86,000  Town Sports International Holdings, Inc.*                          747
                                                                          --------
            LEISURE PRODUCTS (0.6%)
    47,600  Brunswick Corp.                                                    841
   176,000  LeapFrog Enterprises, Inc. "A"*                                    657
    38,400  Polaris Industries, Inc.                                         2,432
    35,300  Pool Corp.                                                       1,031
                                                                          --------
                                                                             4,961
                                                                          --------
            PUBLISHING (0.0%)
    62,100  Dex One Corp.*                                                      39
                                                                          --------
            RESTAURANTS (2.0%)
   183,060  CEC Entertainment, Inc.                                          5,788
    41,820  Cheesecake Factory, Inc.*                                        1,171
    59,280  Cracker Barrel Old Country Store, Inc.                           2,513
   194,412  Krispy Kreme Doughnuts, Inc.*                                    1,373
    16,500  P.F. Chang's China Bistro, Inc.                                    513
    46,409  Red Robin Gourmet Burgers, Inc.*                                 1,163
   458,500  Sonic Corp.*                                                     3,397
                                                                          --------
                                                                            15,918
                                                                          --------
            SPECIALIZED CONSUMER SERVICES (1.4%)
    39,300  Coinstar, Inc.*(a)                                               1,876
   155,821  Matthews International Corp. "A"                                 5,476
    69,300  Sotheby's Holdings, Inc. "A"                                     2,441
    24,600  Steiner Leisure Ltd.*                                            1,185
                                                                          --------
                                                                            10,978
                                                                          --------
            SPECIALTY STORES (0.2%)
    29,757  Big 5 Sporting Goods Corp.                                         230
    30,000  Hibbett Sports, Inc.*                                            1,236
                                                                          --------
                                                                             1,466
                                                                          --------
            Total Consumer Discretionary                                   117,465
                                                                          --------
            CONSUMER STAPLES (3.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
   161,998  Darling International, Inc.*                                     2,271
                                                                          --------
            BREWERS (0.1%)
     8,700  Boston Beer Co., Inc. "A"*                                         770
                                                                          --------
            FOOD DISTRIBUTORS (0.0%)
    14,140  Spartan Stores, Inc.                                               242
                                                                          --------
            FOOD RETAIL (1.4%)
   196,424  Casey's General Stores, Inc.                                     9,733
    27,310  Pantry, Inc.*                                                      386
    27,500  Ruddick Corp.                                                    1,202
                                                                          --------
                                                                            11,321
                                                                          --------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            PACKAGED FOODS & MEAT (0.4%)
    67,800  B&G Foods, Inc. "A"                                           $  1,439
     9,600  Diamond Foods, Inc.(a)                                             631
   166,100  Smart Balance, Inc.*                                             1,088
                                                                          --------
                                                                             3,158
                                                                          --------
            PERSONAL PRODUCTS (0.8%)
    16,383  Inter Parfums, Inc.                                                302
   106,203  Nu Skin Enterprises, Inc. "A"                                    5,366
    28,200  USANA Health Sciences, Inc.*(a)                                    976
                                                                          --------
                                                                             6,644
                                                                          --------
            SOFT DRINKS (0.1%)
     1,400  Coca-Cola Bottling Co. Consolidated                                 78
    30,000  National Beverage Corp.                                            508
                                                                          --------
                                                                               586
                                                                          --------
            Total Consumer Staples                                          24,992
                                                                          --------

            ENERGY (6.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.5%)
    87,600  Cloud Peak Energy, Inc.*                                         2,011
   147,400  Patriot Coal Corp.*                                              1,851
                                                                          --------
                                                                             3,862
                                                                          --------
            OIL & GAS EQUIPMENT & SERVICES (2.5%)
    91,100  Bristow Group, Inc.                                              4,535
   151,449  Cal Dive International, Inc.*                                      339
    56,300  Complete Production Services, Inc.*                              1,847
    65,000  Global Geophysical Services, Inc.*                                 620
    36,338  Gulfmark Offshore, Inc.*                                         1,511
   191,800  Key Energy Services, Inc.*                                       2,480
   115,975  Matrix Service Co.*                                              1,232
    71,200  Mitcham Industries, Inc.*                                        1,038
    92,412  RPC, Inc.                                                        1,716
    53,189  Seacor Holdings, Inc.                                            4,529
                                                                          --------
                                                                            19,847
                                                                          --------
            OIL & GAS EXPLORATION & PRODUCTION (2.0%)
    44,300  Callon Petroleum Co.*                                              209
    34,200  Carrizo Oil & Gas, Inc.*                                           930
    19,700  Contango Oil & Gas Co.*                                          1,268
    30,800  Energy XXI Ltd.*                                                   905
   129,600  GeoResources, Inc.*                                              3,440
    27,564  Gulfport Energy Corp.*                                             858
   263,600  Penn Virginia Corp.                                              1,605
    54,966  Rosetta Resources, Inc.*                                         2,437
    66,400  Stone Energy Corp.*                                              1,613
   161,600  VAALCO Energy, Inc.*                                             1,100
    73,700  W&T Offshore, Inc.                                               1,451
                                                                          --------
                                                                            15,816
                                                                          --------
            OIL & GAS REFINING & MARKETING (0.6%)
    86,800  Alon USA Energy, Inc.                                              660
   100,700  CVR Energy, Inc.*                                                2,493
   121,200  Western Refining, Inc.*(a)                                       1,937
                                                                          --------
                                                                             5,090
                                                                          --------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   333,800  Scorpio Tankers, Inc.*                                           2,133
    41,400  Targa Resources Corp.                                            1,397
                                                                          --------
                                                                             3,530
                                                                          --------
            Total Energy                                                    48,145
                                                                          --------

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            FINANCIALS (16.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   443,600  Ares Capital Corp.                                            $  6,862
    24,656  Calamos Asset Management, Inc. "A"                                 308
                                                                          --------
                                                                             7,170
                                                                          --------
            CONSUMER FINANCE (1.1%)
    37,200  Cash America International, Inc.                                 2,037
    64,560  DFC Global Corp.*                                                1,415
    80,760  EZCORP, Inc. "A"*                                                2,243
    40,799  First Cash Financial Services, Inc.*                             1,693
    14,894  World Acceptance Corp.*                                          1,008
                                                                          --------
                                                                             8,396
                                                                          --------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
    15,100  HFF, Inc. "A"*                                                     166
                                                                          --------
            INVESTMENT BANKING & BROKERAGE (0.3%)
   138,900  BGC Partners, Inc. "A"                                             951
    36,450  Stifel Financial Corp.*                                          1,162
                                                                          --------
                                                                             2,113
                                                                          --------
            LIFE & HEALTH INSURANCE (1.9%)
    54,100  CNO Financial Group, Inc.*                                         338
   304,100  Delphi Financial Group, Inc. "A"                                 8,053
    35,242  FBL Financial Group, Inc. "A"                                    1,151
   238,500  Primerica, Inc.                                                  5,397
                                                                          --------
                                                                            14,939
                                                                          --------
            MULTI-SECTOR HOLDINGS (0.0%)
    20,400  Compass Diversified Holdings                                       266
                                                                          --------
            PROPERTY & CASUALTY INSURANCE (1.4%)
    11,483  Alleghany Corp.*                                                 3,644
   183,100  Amerisafe, Inc.*                                                 3,946
   222,534  Assured Guaranty Ltd.                                            2,835
    14,900  Tower Group, Inc.                                                  353
                                                                          --------
                                                                            10,778
                                                                          --------
            REGIONAL BANKS (4.2%)
   640,014  First Busey Corp.                                                3,264
   492,700  First Midwest Bancorp, Inc.                                      4,439
   121,800  Hancock Holding Co.                                              3,691
   387,780  International Bancshares Corp.                                   7,027
   196,800  MB Financial, Inc.                                               3,261
    35,315  Signature Bank*                                                  1,969
    13,800  SVB Financial Group*                                               634
   336,100  Webster Financial Corp.                                          6,601
    53,600  Westamerica Bancorp                                              2,402
                                                                          --------
                                                                            33,288
                                                                          --------
            REINSURANCE (0.6%)
   150,000  Platinum Underwriters Holdings Ltd.                              5,194
                                                                          --------
            REITs - DIVERSIFIED (0.3%)
    35,400  Gladstone Commercial Corp.                                         596
    27,300  PS Business Parks, Inc.                                          1,453
                                                                          --------
                                                                             2,049
                                                                          --------
            REITs - MORTGAGE (0.2%)
   416,500  Newcastle Investment Corp.                                       1,912
                                                                          --------
            REITs - OFFICE (0.4%)
    16,200  Highwoods Properties, Inc.                                         502

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
    92,400  Mack-Cali Realty Corp.                                        $  2,593
                                                                          --------
                                                                             3,095
                                                                          --------
            REITs - RESIDENTIAL (1.3%)
   310,416  Campus Crest Communities, Inc.                                   3,548
   348,568  Education Realty Trust, Inc.                                     3,224
    50,100  Home Properties, Inc.                                            2,951
    13,400  Mid-America Apartment Communities, Inc.                            836
                                                                          --------
                                                                            10,559
                                                                          --------
            REITs - RETAIL (0.5%)
   117,000  CBL & Associates Properties, Inc.                                1,800
    92,900  Tanger Factory Outlet Centers, Inc.                              2,616
                                                                          --------
                                                                             4,416
                                                                          --------
            REITs - SPECIALIZED (1.0%)
   433,294  DiamondRock Hospitality Co.                                      3,921
   123,900  Extra Space Storage, Inc.                                        2,792
   263,500  Strategic Hotel Capital, Inc.*                                   1,499
                                                                          --------
                                                                             8,212
                                                                          --------
            SPECIALIZED FINANCE (0.2%)
    38,000  NewStar Financial, Inc.*                                           407
    13,100  Portfolio Recovery Associates, Inc.*                               919
                                                                          --------
                                                                             1,326
                                                                          --------
            THRIFTS & MORTGAGE FINANCE (1.7%)
   382,260  First Niagara Financial Group, Inc.                              3,513
   230,704  Flushing Financial Corp.                                         2,829
   570,500  Northwest Bancshares, Inc.                                       7,114
                                                                          --------
                                                                            13,456
                                                                          --------
            Total Financials                                               127,335
                                                                          --------

            HEALTH CARE (13.8%)
            -------------------
            BIOTECHNOLOGY (2.3%)
    41,900  Acorda Therapeutics, Inc.*                                         915
   160,020  Alkermes plc*                                                    2,799
    42,780  Cepheid*                                                         1,535
    92,800  Cubist Pharmaceuticals, Inc.*                                    3,509
    70,991  Emergent BioSolutions, Inc.*                                     1,339
   131,800  Enzon Pharmaceuticals, Inc.*                                       969
    99,700  Isis Pharmaceuticals, Inc.*                                        826
   213,300  Nabi Biopharmaceuticals*                                           392
   136,270  Neurocrine Biosciences, Inc.*                                      853
    16,400  Onyx Pharmaceuticals, Inc.*                                        671
   237,510  PDL BioPharma, Inc.                                              1,442
   295,743  SciClone Pharmaceuticals, Inc.*                                  1,245
   133,900  Spectrum Pharmaceuticals, Inc.*                                  1,485
                                                                          --------
                                                                            17,980
                                                                          --------
            HEALTH CARE DISTRIBUTORS (0.1%)
    32,500  Owens & Minor, Inc.                                                972
                                                                          --------
            HEALTH CARE EQUIPMENT (1.7%)
   108,200  Cyberonics, Inc.*                                                3,116
    16,100  Integra LifeSciences Holdings Corp.*                               516
   101,026  Invacare Corp.                                                   2,268
    49,170  Kensey Nash Corp.*                                               1,322
    81,200  Natus Medical, Inc.*                                               698
    34,700  NuVasive, Inc.*                                                    514
    27,770  Sirona Dental Systems, Inc.*                                     1,330
    22,700  SonoSite, Inc.*                                                    704
    82,850  Steris Corp.                                                     2,567
                                                                          --------
                                                                            13,035
                                                                          --------

================================================================================

5  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            HEALTH CARE FACILITIES (0.8%)
   259,800  AmSurg Corp.*                                                 $  6,581
                                                                          --------
            HEALTH CARE SERVICES (1.3%)
    25,900  Air Methods Corp.*                                               2,093
    27,570  Amedisys, Inc.*                                                    362
    22,776  Bioscrip, Inc.*                                                    148
    28,180  Chemed Corp.                                                     1,673
    87,474  CorVel Corp.*                                                    4,511
    71,570  Gentiva Health Services, Inc.*                                     296
    62,900  LHC Group, Inc.*                                                   987
    43,652  Providence Service Corp.*                                          546
                                                                          --------
                                                                            10,616
                                                                          --------
            HEALTH CARE SUPPLIES (1.7%)
    83,470  Haemonetics Corp.*                                               5,088
   162,000  ICU Medical, Inc.*                                               6,368
    52,218  Merit Medical Systems, Inc.*                                       701
   311,600  RTI Biologics, Inc.*                                             1,402
                                                                          --------
                                                                            13,559
                                                                          --------
            HEALTH CARE TECHNOLOGY (0.0%)
     3,617  Computer Programs and Systems, Inc.                                185
                                                                          --------
            LIFE SCIENCES TOOLS & SERVICES (2.2%)
    18,100  Bio-Rad Laboratories, Inc. "A"*                                  1,802
   205,500  Charles River Laboratories International, Inc.*                  6,633
   464,900  ICON plc ADR*                                                    7,810
    63,600  Luminex Corp.*                                                   1,397
                                                                          --------
                                                                            17,642
                                                                          --------
            MANAGED HEALTH CARE (1.3%)
    58,400  Centene Corp.*                                                   2,053
    55,100  HealthSpring, Inc.*                                              2,972
   107,100  Molina Healthcare, Inc.*                                         2,268
    53,291  WellCare Health Plans, Inc.*                                     2,612
                                                                          --------
                                                                             9,905
                                                                          --------
            PHARMACEUTICALS (2.4%)
    41,800  Hi-Tech Pharmacal Co., Inc.*                                     1,485
    88,100  Impax Laboratories, Inc.*                                        1,666
   110,600  ISTA Pharmaceuticals, Inc.*                                        458
    17,200  Jazz Pharmaceuticals, Inc.*                                        670
   159,105  Medicines Co.*                                                   2,978
    11,900  Medicis Pharmaceutical Corp. "A"                                   456
   129,565  Par Pharmaceutical Companies, Inc.*                              3,965
   114,132  Questcor Pharmaceuticals, Inc.*                                  4,635
    27,700  Salix Pharmaceuticals Ltd.*                                        949
    77,490  Santarus, Inc.*                                                    236
    65,150  ViroPharma, Inc.*                                                1,318
                                                                          --------
                                                                            18,816
                                                                          --------
            Total Health Care                                              109,291
                                                                          --------

            INDUSTRIALS (19.4%)
            -------------------
            AEROSPACE & DEFENSE (1.0%)
    32,300  Ceradyne, Inc.*                                                  1,081
    25,900  Cubic Corp.                                                      1,220
   185,101  GenCorp, Inc.*                                                     900
    49,650  HEICO Corp.                                                      2,831
    20,100  LMI Aerospace, Inc.*                                               404
    29,700  Teledyne Technologies, Inc.*                                     1,618
                                                                          --------
                                                                             8,054
                                                                          --------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            AIR FREIGHT & LOGISTICS (0.2%)
    20,400  Forward Air Corp.                                             $    668
    74,400  Pacer International, Inc.*                                         350
    18,100  Park-Ohio Holdings Corp.*                                          293
                                                                          --------
                                                                             1,311
                                                                          --------
            AIRLINES (0.4%)
    27,200  Alaska Air Group, Inc.*                                          1,810
   216,633  Hawaiian Holdings, Inc.*                                         1,159
    67,800  US Airways Group, Inc.*                                            391
                                                                          --------
                                                                             3,360
                                                                          --------
            COMMERCIAL PRINTING (0.1%)
   175,110  Cenveo, Inc.*                                                      657
                                                                          --------
            CONSTRUCTION & ENGINEERING (0.7%)
    96,469  Dycom Industries, Inc.*                                          1,874
    40,914  Michael Baker Corp.*                                               842
    76,300  MYR Group, Inc.*                                                 1,472
    12,705  Primoris Services Corp.                                            166
   102,600  Sterling Construction Co., Inc.*                                 1,277
                                                                          --------
                                                                             5,631
                                                                          --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    13,400  Lindsay Corp.                                                      778
    12,700  NACCO Industries, Inc. "A"                                       1,043
    39,900  Sauer-Danfoss, Inc.*                                             1,545
                                                                          --------
                                                                             3,366
                                                                          --------
            DIVERSIFIED SUPPORT SERVICES (1.1%)
    10,100  Enernoc, Inc.*                                                      90
   145,400  G & K Services, Inc. "A"                                         4,414
    80,900  UniFirst Corp.                                                   4,235
     8,600  Viad Corp.                                                         180
                                                                          --------
                                                                             8,919
                                                                          --------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.3%)
    46,700  A. O. Smith Corp.                                                1,735
    64,200  Acuity Brands, Inc.                                              2,973
   401,190  Belden, Inc.                                                    12,950
     9,300  Franklin Electric Co., Inc.                                        427
                                                                          --------
                                                                            18,085
                                                                          --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.8%)
    30,800  Rollins, Inc.                                                      671
   197,637  Standard Parking Corp.*                                          3,476
   115,284  Tetra Tech, Inc.*                                                2,517
                                                                          --------
                                                                             6,664
                                                                          --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
    83,565  Insperity, Inc.                                                  2,155
    49,800  Kelly Services, Inc. "A"                                           814
                                                                          --------
                                                                             2,969
                                                                          --------
            INDUSTRIAL CONGLOMERATES (1.6%)
   302,800  Carlisle Companies, Inc.                                        12,633
                                                                          --------
            INDUSTRIAL MACHINERY (3.7%)
    99,500  Actuant Corp. "A"                                                2,239
   305,703  Albany International Corp. "A"                                   6,906
    58,579  Altra Holdings, Inc.*                                              861
    19,600  CLARCOR, Inc.                                                      950
    55,600  Colfax Corp.*(a)                                                 1,404
   202,197  ESCO Technologies, Inc.                                          6,181
    37,100  Kadant, Inc.*                                                      803
   221,300  Mueller Industries, Inc.                                         8,952

================================================================================

7  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
     3,276  TriMas Corp.*                                                 $     64
    27,400  Watts Water Technologies, Inc. "A"                                 863
                                                                          --------
                                                                            29,223
                                                                          --------
            MARINE (1.0%)
   124,551  Kirby Corp.*                                                     7,665
                                                                          --------
            OFFICE SERVICES & SUPPLIES (2.1%)
   575,400  ACCO Brands Corp.*                                               3,953
   107,100  Knoll, Inc.                                                      1,633
   137,400  Steelcase, Inc. "A"                                              1,018
    66,868  Sykes Enterprises, Inc.*                                         1,065
   294,300  United Stationers, Inc.                                          9,362
                                                                          --------
                                                                            17,031
                                                                          --------
            RAILROADS (1.0%)
   135,300  Genesee & Wyoming, Inc. "A"*                                     8,011
                                                                          --------
            RESEARCH & CONSULTING SERVICES (0.4%)
    33,800  CRA International, Inc.*                                           653
   117,223  Dolan Co.*                                                       1,026
    47,800  Huron Consulting Group, Inc.*                                    1,721
     8,900  ICF International, Inc.*                                           208
                                                                          --------
                                                                             3,608
                                                                          --------
            SECURITY & ALARM SERVICES (0.3%)
    79,900  Brink's Co.                                                      2,220
                                                                          --------
            TRADING COMPANIES & DISTRIBUTORS (1.4%)
    60,800  Applied Industrial Technologies, Inc.                            2,044
    17,916  CAI International, Inc.*                                           280
    29,800  DXP Enterprises, Inc.*                                             744
   182,900  GATX Corp.                                                       6,947
    71,400  Houston Wire & Cable Co.                                           912
                                                                          --------
                                                                            10,927
                                                                          --------
            TRUCKING (0.5%)
    21,300  Dollar Thrifty Automotive Group, Inc.*                           1,300
    35,900  Knight Transportation, Inc.                                        546
    35,600  Old Dominion Freight Line, Inc.*                                 1,302
    66,300  Quality Distribution, Inc.*                                        747
                                                                          --------
                                                                             3,895
                                                                          --------
            Total Industrials                                              154,229
                                                                          --------
            INFORMATION TECHNOLOGY (16.1%)
            ------------------------------
            APPLICATION SOFTWARE (2.3%)
    73,476  ACI Worldwide, Inc.*                                             2,253
   170,000  Actuate Corp.*                                                   1,105
    39,110  Blackbaud, Inc.                                                  1,096
    80,200  Epiq Systems, Inc.                                               1,144
    32,391  Interactive Intelligence Group, Inc.*                              899
    77,070  JDA Software Group, Inc.*                                        2,456
    16,600  Kenexa Corp.*                                                      380
   257,000  Magma Design Automation, Inc.*                                   1,357
   110,800  Net 1 UEPS Technologies, Inc.*                                     856
    60,900  Parametric Technology Corp.*                                     1,269
    54,400  Pegasystems, Inc.                                                2,056
   118,890  Quest Software, Inc.*                                            2,091
   164,130  Smith Micro Software, Inc.*                                        192
    19,300  Taleo Corp. "A"*                                                   625
    11,900  Verint Systems, Inc.*                                              355
                                                                          --------
                                                                            18,134
                                                                          --------
            COMMUNICATIONS EQUIPMENT (1.6%)
    62,300  ADTRAN, Inc.                                                     2,093

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
    67,700  Aruba Networks, Inc.*                                         $  1,604
    80,430  DG FastChannel, Inc.*                                            1,499
    96,800  Harmonic, Inc.*                                                    532
    30,270  InterDigital, Inc.(a)                                            1,315
    45,600  Ixia*                                                              517
    55,000  Netgear, Inc.*                                                   1,950
    86,850  Oplink Communications, Inc.*                                     1,409
    50,600  SeaChange International, Inc.*                                     427
   138,560  Tekelec*                                                         1,361
                                                                          --------
                                                                            12,707
                                                                          --------
            COMPUTER HARDWARE (0.9%)
   137,396  Cray, Inc.*                                                        870
   188,500  Diebold, Inc.                                                    6,085
                                                                          --------
                                                                             6,955
                                                                          --------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
   120,040  Datalink Corp.*                                                  1,138
    16,286  Electronics for Imaging, Inc.*                                     244
    54,500  Intermec, Inc.*                                                    440
                                                                          --------
                                                                             1,822
                                                                          --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    36,700  Cardtronics, Inc.*                                                 915
    71,120  CSG Systems International, Inc.*                                 1,013
    65,637  ExlService Holdings, Inc.*                                       1,712
   171,890  Global Cash Access Holdings, Inc.*                                 512
    31,030  Online Resources Corp.*                                             83
    97,650  TeleTech Holdings, Inc.*                                         1,707
    41,038  TNS, Inc.*                                                         802
    40,800  VeriFone Holdings, Inc.*                                         1,722
                                                                          --------
                                                                             8,466
                                                                          --------
            ELECTRONIC COMPONENTS (0.1%)
    17,108  Aeroflex Holding Corp.*                                            186
    12,100  DTS, Inc.*                                                         340
                                                                          --------
                                                                               526
                                                                          --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
   104,498  Coherent, Inc.*                                                  5,326
    40,858  Daktronics, Inc.                                                   413
    23,640  DDi Corp.                                                          217
   166,930  MTS Systems Corp.                                                6,122
    97,400  Newport Corp.*                                                   1,349
                                                                          --------
                                                                            13,427
                                                                          --------
            ELECTRONIC MANUFACTURING SERVICES (0.3%)
    21,500  Echelon Corp.*                                                     145
    60,000  Kemet Corp.*                                                       553
       866  Multi-Fineline Electronix, Inc.*                                    20
    59,908  Nam Tai Electronics, Inc.                                          288
   155,700  Sanmina-SCI Corp.*                                               1,372
                                                                          --------
                                                                             2,378
                                                                          --------
            HOME ENTERTAINMENT SOFTWARE (0.2%)
    20,700  RealD, Inc.*                                                       231
   109,400  Take-Two Interactive Software, Inc.*                             1,727
                                                                          --------
                                                                             1,958
                                                                          --------
            INTERNET SOFTWARE & SERVICES (1.1%)
    31,305  Dealertrack Holdings, Inc.*                                        679
    78,000  J2 Global Communications, Inc.                                   2,401
    68,800  Keynote Systems, Inc.                                            1,642
     9,000  Opentable, Inc.*(a)                                                395
    25,000  The Active Network, Inc.*                                          336

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
   163,400  United Online, Inc.                                           $    965
   125,900  ValueClick, Inc.*                                                2,216
                                                                          --------
                                                                             8,634
                                                                          --------
            IT CONSULTING & OTHER SERVICES (1.5%)
    74,575  Acxiom Corp.*                                                      984
    34,600  CACI International, Inc. "A"*                                    1,899
   104,500  Lionbridge Technologies, Inc.*                                     283
   219,900  Maximus, Inc.                                                    8,871
    22,900  Virtusa Corp.*                                                     373
                                                                          --------
                                                                            12,410
                                                                          --------
            OFFICE ELECTRONICS (0.6%)
   133,300  Zebra Technologies Corp. "A"*                                    4,764
                                                                          --------
            SEMICONDUCTOR EQUIPMENT (0.8%)
   265,200  Amkor Technology, Inc.*(a)                                       1,284
    67,700  Amtech Systems, Inc.*                                              692
    23,800  Cohu, Inc.                                                         264
     8,200  FEI Co.*                                                           326
    84,081  GT Advanced Technologies, Inc.*                                    689
   203,900  Kulicke & Soffa Industries, Inc.*                                1,968
    49,500  LTX-Credence Corp.*                                                313
    95,200  Rubicon Technology, Inc.*(a)                                       992
    12,600  Veeco Instruments, Inc.*                                           336
                                                                          --------
                                                                             6,864
                                                                          --------
            SEMICONDUCTORS (1.7%)
   313,631  Applied Micro Circuits Corp.*                                    2,114
   129,000  Cirrus Logic, Inc.*                                              2,147
   340,200  Integrated Device Technology, Inc.*                              2,068
   142,309  IXYS Corp.*                                                      1,945
    82,400  Microsemi Corp.*                                                 1,521
   156,600  RF Micro Devices, Inc.*                                          1,149
    61,180  Semtech Corp.*                                                   1,494
    33,588  Standard Microsystems Corp.*                                       832
                                                                          --------
                                                                            13,270
                                                                          --------
            SYSTEMS SOFTWARE (1.4%)
    21,628  CommVault Systems, Inc.*                                           921
   128,700  Progress Software Corp.*                                         2,710
    96,154  TeleCommunication Systems, Inc. "A"*                               317
   390,500  Websense, Inc.*                                                  6,967
                                                                          --------
                                                                            10,915
                                                                          --------
            TECHNOLOGY DISTRIBUTORS (0.6%)
    43,000  Anixter International, Inc.*                                     2,523
   244,500  Brightpoint, Inc.*                                               2,482
                                                                          --------
                                                                             5,005
                                                                          --------
            Total Information Technology                                   128,235
                                                                          --------

            MATERIALS (5.1%)
            ----------------
            ALUMINUM (0.1%)
    91,500  Noranda Aluminum Holding Corp.*                                    847
                                                                          --------
            COMMODITY CHEMICALS (0.5%)
   104,400  Koppers Holdings, Inc.                                           3,455
    18,849  TPC Group, Inc.*                                                   374
                                                                          --------
                                                                             3,829
                                                                          --------
            DIVERSIFIED CHEMICALS (0.1%)
    27,700  LSB Industries, Inc.*                                              981
                                                                          --------
            FOREST PRODUCTS (0.8%)
    95,300  Deltic Timber Corp.                                              6,451
                                                                          --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            GOLD (0.1%)
   101,900  Jaguar Mining, Inc.*(a)                                       $    530
                                                                          --------
            METAL & GLASS CONTAINERS (0.8%)
   127,700  AptarGroup, Inc.                                                 6,126
                                                                          --------
            PAPER PACKAGING (0.1%)
    14,710  Rock-Tenn Co. "A"                                                  871
                                                                          --------
            PAPER PRODUCTS (0.1%)
    28,600  Neenah Paper, Inc.                                                 472
                                                                          --------
            PRECIOUS METALS & MINERALS (0.6%)
    77,200  Coeur d'Alene Mines Corp.*                                       1,974
   414,650  Hecla Mining Co.*                                                2,600
                                                                          --------
                                                                             4,574
                                                                          --------
            SPECIALTY CHEMICALS (1.7%)
    37,500  Ferro Corp.*                                                       242
    54,530  Innophos Holdings, Inc.                                          2,399
   150,494  Omnova Solutions, Inc.*                                            667
   145,910  PolyOne Corp.                                                    1,633
    58,700  Rockwood Holdings, Inc.*                                         2,702
   389,161  Zep, Inc.                                                        5,931
                                                                          --------
                                                                            13,574
                                                                          --------
            STEEL (0.2%)
    16,900  Handy & Harman Ltd.*                                               203
   103,600  Worthington Industries, Inc.                                     1,790
                                                                          --------
                                                                             1,993
                                                                          --------
            Total Materials                                                 40,248
                                                                          --------

            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.3%)
    44,700  Cogent Communications Group, Inc.*                                 718
   400,100  Vonage Holdings Corp.*                                           1,340
                                                                          --------
                                                                             2,058
                                                                          --------
            INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
    10,900  HickoryTech Corp.                                                  121
                                                                          --------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    81,620  USA Mobility, Inc.                                               1,067
                                                                          --------
            Total Telecommunication Services                                 3,246
                                                                          --------

            UTILITIES (2.8%)
            ----------------
            ELECTRIC UTILITIES (1.3%)
   153,500  UniSource Energy Corp.                                           5,722
   173,000  Weststar Energy, Inc.                                            4,716
                                                                          --------
                                                                            10,438
                                                                          --------
            GAS UTILITIES (1.5%)
   132,800  Atmos Energy Corp.                                               4,558
    66,250  New Jersey Resources Corp.                                       3,115
     7,300  South Jersey Industries, Inc.                                      411
    75,200  WGL Holdings, Inc.                                               3,219
                                                                          --------
                                                                            11,303
                                                                          --------
            WATER UTILITIES (0.0%)
    11,392  Consolidated Water Co. Ltd.                                        106
                                                                          --------
            Total Utilities                                                 21,847
                                                                          --------
            Total Common Stocks (cost: $684,346)                           775,033
                                                                          --------

================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.6%)

            MONEY MARKET FUNDS (2.6%)
21,052,356  State Street Institutional Liquid Reserve Fund,
               0.15%(b)(cost: $21,052)                                    $ 21,052
                                                                          --------
            Total Money Market Instruments
               (cost: $21,052)                                              21,052
                                                                          --------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (1.1%)

            MONEY MARKET FUNDS (1.1%)
 8,476,010  Fidelity Institutional Money Market Portfolio,
               0.15%(b)(cost: $8,476)                                        8,476
                                                                          --------
            Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $8,476)              8,476
                                                                          --------

            TOTAL INVESTMENTS (COST: $713,874)                            $804,561
                                                                          ========

($ IN 000s)                                        VALUATION HIERARCHY
                                                   -------------------
                                       (LEVEL 1)
                                     QUOTED PRICES     (LEVEL 2)         (LEVEL 3)
                                       IN ACTIVE         OTHER          SIGNIFICANT
                                        MARKETS       SIGNIFICANT      UNOBSERVABLE
                                     FOR IDENTICAL     OBSERVABLE         INPUTS
ASSETS                                  ASSETS           INPUTS                          TOTAL
-------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
   COMMON STOCKS                        $775,033       $       --       $       --       $775,033
MONEY MARKET INSTRUMENTS:
   MONEY MARKET FUNDS                     21,052               --               --         21,052
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
   MONEY MARKET FUNDS                      8,476                --              --          8,476
-------------------------------------------------------------------------------------------------
Total                                   $804,561       $        --      $       --       $804,561
-------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Small Cap Stock Fund Shares and Small Cap Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

================================================================================

13  | USAA Small Cap Stock Fund

================================================================================

identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2011, was approximately $7,904,000.

E. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3

================================================================================

15  | USAA Small Cap Stock Fund

================================================================================

securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

F. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $146,982,000 and $56,295,000, respectively, resulting in net unrealized appreciation of $90,687,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $794,435,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT  Real estate investment trust

SPECIFIC NOTES
(a)   The security or a portion thereof was out on loan as of October 31, 2011.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2011.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.